SCHEDULE OF BORROWINGS (Details) (Parenthetical) $ in Thousands, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021
Interest rate	50.00%		50.00%
Seamless Group Inc [Member] | Ripple Labs Inc [Member]
Line of credit	$ 5,000		$ 5,000
Line of credit, interest rate	12.00%	12.00%
Chief Executive Officer [Member] | Seamless Group Inc [Member]
Loans	$ 600	$ 4.7	$ 600	$ 4.7
Mr Takis Wong [Member] | Seamless Group Inc [Member]
Interest rate	12.00%		12.00%
Loans	$ 2,050		$ 2,050
Alexander Kong [Member] | Seamless Group Inc [Member]
Interest rate	12.00%		12.00%
Loans	$ 1,600	12.3	$ 300	2.5
Ronnie Hui [Member] | Seamless Group Inc [Member]
Interest rate	12.00%		12.00%
Loans	$ 500	$ 3.6	$ 600	$ 4.7
Short-Term Debt [Member] | Seamless Group Inc [Member]
Debt weighted average interest	15.10%		15.50%		18.00%
Short-Term Debt [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest	22.60%		22.40%		15.90%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest			15.00%		15.00%
Interest rate	15.00%		15.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest			24.00%		17.00%
Interest rate	24.00%		24.00%
Long-Term Debt [Member] | Minimum [Member] | Seamless Group Inc [Member]
Interest rate	2.50%		2.50%
Long-Term Debt [Member] | Maximum [Member] | Seamless Group Inc [Member]
Interest rate	24.00%		24.00%